QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total revenue	$ (12,450)	$ (12,242)	$ (12,311)	$ (12,992)	$ (10,658)	$ (8,352)	$ (9,321)	$ (9,207)	$ (49,995)	$ (37,538)	$ (22,627)
Net income	11,052	11,710	11,263	9,295	9,121	4,102	6,638	4,755	43,320	24,616	13,766
Net income attributable to common stockholders	$ 8,877	$ 9,379	$ 8,967	$ 7,062	$ 8,901	$ 4,102	$ 6,638	$ 4,755	$ 34,285	$ 24,396	$ 13,766
Net income	$ 0.31	$ 0.33	$ 0.31	$ 0.25	$ 0.31	$ 0.14	$ 0.23	$ 0.17	$ 1.20	$ 0.86	$ 0.72
Net income	$ 0.31	$ 0.33	$ 0.31	$ 0.25	$ 0.31	$ 0.14	$ 0.23	$ 0.17	$ 1.20	$ 0.85	$ 0.72
Adjustment
Total revenue						$ 1,900	$ 1,800	$ 1,700